Note T - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
Note T – Subsequent Events

On
March 10, 2020,
the Bank announced it has entered into a settlement agreement relating to the previously disclosed litigation the Bank had filed against a third
-party tax software product provider. The Bank filed the litigation as a result of the third
party’s early termination of its tax processing contract with the Bank at the end of
2018.
Under the settlement agreement, the
third
-party has agreed to make a
$2,000
payment to the Bank during the
first
quarter
2020.
In addition, the Bank has entered into a new agreement with the third
-party to process future electronic refund checks and deposits presented for payment on behalf of taxpayers through accounts containing taxpayer refunds. The new agreement provides that the Bank will process refunds for five
tax seasons, beginning with the
2021
tax season and going through the
2025
tax season. The settlement agreement is subject to the court’s entering a dismissal of the litigation.